Average Annual Total Returns - FidelityShortDurationHighIncomeFund-RetailPRO - FidelityShortDurationHighIncomeFund-RetailPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2023
Fidelity Short Duration High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.06%)
Past 5 years	1.72%
Since Inception	2.28%
Fidelity Short Duration High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.66%)
Past 5 years	0.10%
Since Inception	0.57%
Fidelity Short Duration High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.58%)
Past 5 years	0.64%
Since Inception	0.99%
ML221
Average Annual Return:
Past 1 year	(5.45%)
Past 5 years	2.79%
Since Inception	3.36%	[1]
F1879
Average Annual Return:
Past 1 year	(4.73%)
Past 5 years	3.02%
Since Inception	3.40%	[1]

[1]	A From November 5, 2013